Consolidated Statements Of Comprehensive Income $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩) ₩ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 KRW (₩) ₩ / shares	Dec. 31, 2020 KRW (₩) ₩ / shares
Statement of comprehensive income [abstract]
Interest income	₩ 20,788,518	$ 16,496,467	₩ 15,210,878	₩ 14,485,747
Interest income from financial instruments at fair value through other comprehensive income and amortized cost	19,912,128	15,801,019	14,620,490	13,826,382
Interest income from financial instruments at fair value through profit or loss	876,390	695,448	590,388	659,365
Interest expense	(7,675,584)	(6,090,863)	(3,981,306)	(4,763,473)
Net interest income	13,112,934	10,405,604	11,229,572	9,722,274
Fee and commission income	5,121,520	4,064,118	5,323,606	4,527,024
Fee and commission expense	(1,799,888)	(1,428,278)	(1,698,023)	(1,568,085)
Net fee and commission income	3,321,632	2,635,839	3,625,583	2,958,939
Insurance income	17,136,842	13,598,726	16,107,858	14,386,640
Insurance expense	(16,440,329)	(13,046,016)	(15,551,147)	(14,086,647)
Net insurance income	696,513	552,709	556,711	299,993
Net gains on financial instruments at fair value through profit or loss before applying overlay approach	(359,158)	(285,005)	1,160,981	1,221,610
Losses on overlay adjustments	606,515	481,292	(165,677)	(210,244)
Net gains on financial instruments at fair value through profit or loss	247,357	196,287	995,304	1,011,366
Net other operating expenses	(2,365,791)	(1,877,344)	(1,923,567)	(1,499,930)
General and administrative expenses	(7,537,802)	(5,981,528)	(7,200,853)	(6,814,812)
Operating income before provision for credit losses	7,474,843	5,931,568	7,282,750	5,677,830
Provision for credit losses	(1,835,988)	(1,456,925)	(1,185,133)	(1,043,498)
Net operating income	5,638,855	4,474,643	6,097,617	4,634,332
Share of profit (loss) of associates and joint ventures	(28,758)	(22,821)	93,526	(43,750)
Net other non-operating income (expenses)	185,529	147,224	(109,537)	189,390
Net non-operating income (expenses)	156,771	124,404	(16,011)	145,640
Profit before income tax expense	5,795,626	4,599,046	6,081,606	4,779,972
Income tax expense	(1,622,387)	(1,287,425)	(1,697,225)	(1,264,394)
Profit for the year	4,173,239	3,311,621	4,384,381	3,515,578
Items that will not be reclassified to profit or loss
Remeasurements of net defined benefit liabilities	239,702	190,213	(45,510)	(13,434)
Share of other comprehensive income (loss) of associates and joint ventures	183	145	51	(1)
Gains (losses) on equity securities at fair value through other comprehensive income	(931,731)	(739,363)	903,398	822,140
Fair value changes on financial liabilities designated at fair value through profit or loss due to own credit risk	38,867	30,842	13,715	8,819
Items that will not be reclassified to profit or loss (Sub Total)	(652,979)	(518,163)	871,654	817,524
Items that may be reclassified subsequently to profit or loss
Currency translation differences	164,530	130,561	255,907	(187,283)
Gains (losses) on debt securities at fair value through other comprehensive income	(2,375,084)	(1,884,718)	(924,698)	(356,572)
Shares of other comprehensive income (loss) of associates and joint ventures	(545)	(432)	498	(6,846)
Gains (losses) on cash flow hedging instruments	31,474	24,976	20,864	(1,264)
Gains (losses) on hedging instruments of net investments in foreign operations	(79,085)	(62,757)	(57,935)	64,269
Other comprehensive income (loss) arising from separate account	(159,619)	(126,664)	(63,814)	(9,683)
Gains (losses) on overlay adjustment	(440,129)	(349,259)	120,282	152,125
Items that may be reclassified subsequently to profit or loss(Sub Total)	(2,858,458)	(2,268,293)	(648,896)	(345,254)
Other comprehensive income for the year, net of tax	(3,511,437)	(2,786,457)	222,758	472,270
Total comprehensive income for the year	661,802	525,165	4,607,139	3,987,848
Profit attributable to:
Shareholders of the parent company	4,394,830	3,487,462	4,409,543	3,468,448
Non-controlling interests	(221,591)	(175,841)	(25,162)	47,130
Profit for the year	4,173,239	3,311,621	4,384,381	3,515,578
Total comprehensive income for the year attributable to:
Shareholders of the parent company	869,854	690,262	4,610,549	3,966,361
Non-controlling interests	(208,052)	(165,097)	(3,410)	21,487
Total comprehensive income for the year	₩ 661,802	$ 525,165	₩ 4,607,139	₩ 3,987,848
Earnings Per Share
Basic earnings per share | (per share)	₩ 10,955	$ 8.69	₩ 11,134	₩ 8,843
Diluted earnings per share | (per share)	₩ 10,705	$ 8.49	₩ 10,890	₩ 8,730